Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Shareholders' equity
Ordinary share capital, fully paid	$ 40,503	$ 37,508	$ 36,351
Restricted Share Plan (RSP) treasury shares held	(616)	(572)	(569)
Other treasury shares held	30	19	12
Total treasury shares held	(586)	(553)	(557)
Total share capital	39,917	36,955	35,794
NCI	$ 56	$ 53	$ 51
Number of unvested RSP treasury shares held	4,578,297	4,784,213	4,803,772
Number of other treasury shares held	1,284,249	1,721,532	2,029,795